Investment in Associates and Joint Ventures (Tables)	9 Months Ended
Jul. 31, 2024
Charles Schwab Corporation [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Summary of Condensed Financial Statements
The following tables represent the gross

amount of Schwab’s total assets, liabilities, net revenues,

net income available to common stockholders,

other
comprehensive income (loss), and comprehensive

income (loss).
Summarized Financial Information
(millions of Canadian dollars) As at
June 30 September 30
2024 2023
Total assets $ 615,493 $ 644,139
Total liabilities 555,332 592,923
(millions of Canadian dollars) For the three months ended For the nine months ended
June 30 June 30 June 30 June 30
2024 2023 2024 2023
Total net revenues $ 6,418 $ 6,253 $ 18,884 $ 20,633
Total net income available to common stockholders 1,657 1,575 4,605 6,119
Total other comprehensive income (loss) 876 (54) 5,195 3,277
Total comprehensive income (loss)

2,533

1,521

9,800

9,396